Unaudited Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Mar. 22, 2021
Balance (in Shares) at Mar. 22, 2021
Issuance of Class B common stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor (in Shares)		7,187,500
Issuance of private placement warrants			11,125,500		11,125,000
Issuance of warrants in Initial Public Offering			14,662,500		14,662,500
Non-cash contribution from Sponsor			4,664,431		4,664,431
Offering costs associated with warrants			(1,081,065)		(1,081,065)
Accretion for Class A common stock to redemption amount			(29,395,147)	(7,770,186)	(37,165,333)
Net income (loss)				(544,224)	(544,224)
Balance at Dec. 31, 2021		$ 719		(8,314,410)	(8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)				(425,789)	(425,789)
Balance at Mar. 31, 2022		$ 719		(8,740,199)	(8,739,480)
Balance (in Shares) at Mar. 31, 2022		7,187,500
Balance at Dec. 31, 2021		$ 719		(8,314,410)	(8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption				(2,918,429)	(2,918,429)
Net income (loss)				2,041,984	2,041,984
Balance at Dec. 31, 2022		$ 719		(9,190,855)	(9,190,136)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption				(2,649,152)	(2,649,152)
Net income (loss)				1,301,449	1,301,449
Balance at Mar. 31, 2023		$ 719		$ (10,538,558)	$ (10,537,839)
Balance (in Shares) at Mar. 31, 2023		7,187,500